Measures in the Argentine economy (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Measures in the Argentine economy
Description Of Structure Of Staggered Income Tax Rates	the applicable scale is the following: 25% up to an accumulated taxable net income of 14.3 million Ps.; 30% for the excess of such amount up to 143 million Ps.; and 35% for the excess of such amount	the applicable scale was the following: 25% up to an accumulated taxable net income of 7.6 million Ps.; 30% for the excess of such amount up to 76 million Ps.; and 35% for the excess of such amount